NOTE 15 - SEGMENT - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
NOTE 15 - SEGMENT

NOTE 11 - SEGMENTS

At June 30, 2022, the Company operates in one industry segment, telecommunication services, and two geographic segments, USA and Switzerland, where current assets and equipment are located.

Operating Activities

The following table shows operating activities information by geographic segment for the three and six months ended June 30, 2022 and 2021:

Three months ended June 30, 2022

NOTE 11 - SEGMENT - Schedule of Operating Activities by Geographic Segment

	USA	Switzerland	Elimination	Total
Revenues	$23,059,647	1,236,823	$(596,754)	$23,699,716
Cost of revenue	22,418,046	1,032,150	(596,754)	22,853,442
Gross profit	641,601	204,673	—	846,274

Operating expenses
General and administration	921,793	222,659	—	1,144,452

Operating loss	(280,192)	(17,986)	—	(298,178)

Other income (expense)	13,314	(593)	—	12,721

Net loss	$(266,878)	$(18,579)	$—	$(285,457)

Three months Ended June 30, 2021

	USA	Switzerland	Elimination	Total
Revenues	$14,990,382	1,149,183	$(11,198)	$16,128,367
Cost of revenue	15,074,899	1,020,101	(11,198)	16,083,802
Gross profit	(84,517)	129,082	—	44,565

Operating expenses
General and administration	1,022,625	186,542	—	1,209,167

Operating loss	(1,107,142)	(57,460)	—	(1,164,602)

Other income (expense)	47,030	(4,800)	—	42,230

Net loss	$(1,060,112)	$(62,260)	$—	$(1,122,372)

Six months ended June 30, 2022

	USA	Switzerland	Elimination	Total
Revenues	$41,534,760	2,262,903	$(678,636)	$43,119,027
Cost of revenue	40,611,998	1,855,331	(678,636)	41,788,693
Gross profit	922,762	407,572	—	1,330,334

Operating expenses
General and administration	1,703,093	430,857	—	2,133,950

Operating loss	(780,331)	(23,285)	—	(803,616)

Other income (expense)	(16,527)	9,955	—	(6,572)

Net loss	$(796,858)	$(13,330)	$—	$(810,188)

Six months Ended June 30, 2021

	USA	Switzerland	Elimination	Total
Revenues	$28,057,392	2,284,985	$(16,399)	$30,325,978
Cost of revenue	27,780,959	2,029,483	(16,399)	29,794,043
Gross profit	276,433	255,502	—	531,935

Operating expenses
General and administration	2,338,741	368,537	—	2,707,278

Operating loss	(2,062,308)	(113,035)	—	(2,175,343)

Other income (expense)	(840,841)	15,323	—	(825,518)

Net loss	$(2,903,149)	$(97,712)	$—	$(3,000,861)

Asset Information

The following table shows asset information by geographic segment as of June 30, 2022 and December 31, 2021:

June 30, 2022	USA	Switzerland	Elimination	Total
Assets
Current assets	$6,117,363	$923,941	$(222,863)	$6,818,441
Non-current assets	$11,673,710	$595,961	$(6,184,562)	$6,085,109
Liabilities
Current liabilities	$2,384,494	$1,445,785	$(222,863)	$3,607,416
Non-current liabilities	$—	$254,358	$—	$254,358

December 31, 2021	USA	Switzerland	Elimination	Total
Assets
Current assets	$5,783,859	$997,216	$(214,551)	$6,566,524
Non-current assets	$4,468,491	$609,189	$(2,584,562)	$2,493,118
Liabilities
Current liabilities	$1,070,972	$1,506,594	$(214,551)	$2,363,015
Non-current liabilities	$—	$275,729	$—	$275,729

NOTE 15 - SEGMENT

At December 31, 2021 and 2020, the Company operates in one industry segment, telecommunication services, and two geographic segments, USA and Switzerland, where current assets and equipment are located.

Operating Activities

The following table shows operating activities information by geographic segment for the years ended December 31, 2021 and 2020:

Year ended December 31, 2021

NOTE 15 - SEGMENT - Schedule of Operating Activities by Geographic Segment

	USA	Switzerland	Elimination	Total
Revenues	$60,112,852	4,681,978	$(92,812)	$64,702,018
Cost of revenue	59,274,781	3,986,334	(92,812)	63,168,303
Gross profit	838,071	695,644	—	1,533,715

Operating expenses
General and administration	3,733,579	784,052	—	4,517,631

Operating income (loss)	(2,895,508)	(88,408)	—	(2,983,916)

Other income (expense)	(897,507)	17,422	—	(880,085)

Net income (loss)	$(3,793,015)	$(70,986)	$—	$(3,864,001)

Year ended December 31, 2020

	USA	Switzerland	Elimination	Total
Revenues	$39,495,542	$5,432,022	$(17,558)	$44,910,006
Cost of revenue	39,308,347	4,656,865	(17,558)	43,947,654
Gross profit	187,195	775,157	—	962,352

Operating expenses
General and administration	3,359,237	815,130	—	4,174,367

Operating loss	(3,172,042)	(39,973)	—	(3,212,015)

Other expense	(3,356,881)	(130,434)	—	(3,487,315)
Net loss	$(6,528,923)	$(170,407)	$—	$(6,699,330)

Asset Information

The following table shows asset information by geographic segment as of December 31, 2021 and 2020:

December 31, 2021	USA	Switzerland	Elimination	Total
Assets
Current assets	$5,783,859	$997,216	$(214,551)	$6,566,524
Non-current assets	$4,468,491	$609,189	$(2,584,562)	$2,493,118
Liabilities
Current liabilities	$1,070,972	$1,506,594	$(214,551)	$2,363,015
Non-current liabilities	$—	$275,729	$—	$275,729

December 31, 2020	USA	Switzerland	Elimination	Total
Assets
Current assets	$3,245,725	$1,225,399	$(889,540)	$3,581,584
Non-current assets	$3,478,147	$561,551	$(1,669,515)	$2,370,183
Liabilities
Current liabilities	$5,630,060	$3,171,419	$(889,540)	$7,911,939
Non-current liabilities	$2,816	$432,048	$—	$434,864

Revenues	$ 23,699,716	$ 64,702,018	$ 16,128,367	$ 44,910,006	$ 43,119,027	$ 30,325,978	$ 64,702,018	$ 44,910,006
Cost of revenue	22,853,442	63,168,303	16,083,802	43,947,654	41,788,693	29,794,043	63,168,303	43,947,654
Gross profit	846,274	1,533,715	44,565	962,352	1,330,334	531,935	1,533,715	962,352
Operating expenses
General and administration	1,144,452	4,517,631	1,209,167	4,174,367	2,133,950	2,707,278	4,517,631	4,174,367
Operating loss	(298,178)	(2,983,916)	(1,164,602)	(3,212,015)	(803,616)	(2,175,343)	(2,983,916)	(3,212,015)
Other expense	12,721	(880,085)	42,230	(3,487,315)	(6,572)	(825,518)	(880,085)	(3,487,315)
Net loss	(285,457)	(3,864,001)	(1,122,372)	(6,699,330)	(810,188)	(3,000,861)	(3,864,001)	(6,699,482)
Assets
Current assets	6,818,441	6,566,524		3,581,584	6,818,441		6,566,524	3,581,584
Non-current assets	6,085,109	2,493,118		2,370,183	6,085,109		2,493,118	2,370,183
Liabilities
Current liabilities	3,607,416	2,363,015		7,911,939	3,607,416		2,363,015	7,911,939
Non-current liabilities	254,358	275,729		434,864	254,358		275,729	434,864
U S A [Member]
Segment Reporting Information [Line Items]
Revenues	23,059,647	60,112,852	14,990,382	39,495,542	41,534,760	28,057,392
Cost of revenue	22,418,046	59,274,781	15,074,899	39,308,347	40,611,998	27,780,959
Gross profit	641,601	838,071	(84,517)	187,195	922,762	276,433
Operating expenses
General and administration	921,793	3,733,579	1,022,625	3,359,237	1,703,093	2,338,741
Operating loss	(280,192)	(2,895,508)	(1,107,142)	(3,172,042)	(780,331)	(2,062,308)
Other expense	13,314	(897,507)	47,030	(3,356,881)	(16,527)	(840,841)
Net loss	(266,878)	(3,793,015)	(1,060,112)	(6,528,923)	(796,858)	(2,903,149)
Assets
Current assets	6,117,363	5,783,859		3,245,725	6,117,363		5,783,859	3,245,725
Non-current assets	11,673,710	4,468,491		3,478,147	11,673,710		4,468,491	3,478,147
Liabilities
Current liabilities	2,384,494	1,070,972		5,630,060	2,384,494		1,070,972	5,630,060
Non-current liabilities				2,816				2,816
Switzerland [Member]
Segment Reporting Information [Line Items]
Revenues	1,236,823	4,681,978	1,149,183	5,432,022	2,262,903	2,284,985
Cost of revenue	1,032,150	3,986,334	1,020,101	4,656,865	1,855,331	2,029,483
Gross profit	204,673	695,644	129,082	775,157	407,572	255,502
Operating expenses
General and administration	222,659	784,052	186,542	815,130	430,857	368,537
Operating loss	(17,986)	(88,408)	(57,460)	(39,973)	(23,285)	(113,035)
Other expense	(593)	17,422	(4,800)	(130,434)	9,955	15,323
Net loss	(18,579)	(70,986)	(62,260)	(170,407)	(13,330)	(97,712)
Assets
Current assets	923,941	997,216		1,225,399	923,941		997,216	1,225,399
Non-current assets	595,961	609,189		561,551	595,961		609,189	561,551
Liabilities
Current liabilities	1,445,785	1,506,594		3,171,419	1,445,785		1,506,594	3,171,419
Non-current liabilities	254,358	275,729		432,048	254,358		275,729	432,048
Elimination [Member]
Segment Reporting Information [Line Items]
Revenues	(596,754)	(92,812)	(11,198)	(17,558)	(678,636)	(16,399)
Cost of revenue	(596,754)	(92,812)	(11,198)	(17,558)	(678,636)	(16,399)
Gross profit
Operating expenses
General and administration
Operating loss
Other expense
Net loss
Assets
Current assets	(222,863)	(214,551)		(889,540)	(222,863)		(214,551)	(889,540)
Non-current assets	(6,184,562)	(2,584,562)		(1,669,515)	(6,184,562)		(2,584,562)	(1,669,515)
Liabilities
Current liabilities	(222,863)	(214,551)		(889,540)	(222,863)		(214,551)	(889,540)
Non-current liabilities